POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS† — 44.5%
Consumer Discretionary Products — 2.0%
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.557% (SOFR +426 bps), 6/1/28(a)	$ 874,952	$ 858,818
Financial Services — 3.7%
Nexus Buyer, LLC, Second Lien Term Loan, 10.706% (SOFR +635 bps), 11/5/29(a)	652,161	647,035
Saothair T Bailey Acquisition, LLC, Term Loan A, 11.319% (SOFR +700 bps), 12/16/29(a)(b)(c)(d)	907,513	907,513
		1,554,548
Health Care — 8.4%
Aveanna Healthcare, LLC, Initial Term Loan, 11.483% (SOFR +715 bps), 12/10/29(a)	1,716,122	1,696,815
CVET Midco 2 LP, Initial Term Loan, 9.296% (SOFR +500 bps), 10/13/29(a)	1,647,744	1,500,485
EyeCare Partners, LLC, Tranche B Term Loan, 5.227% (SOFR +110 bps), 11/30/28(a)	396,332	311,782
EyeCare Partners, LLC, Tranche C Term Loan, 10.977% (SOFR +685 bps), 11/30/28(a)(d)	62,543	15,636
		3,524,718
Industrial Products — 2.3%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.557% (SOFR +626 bps), 5/21/29(a)	558,175	558,638
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.057% (SOFR +676 bps), 5/21/29(a)	428,099	428,634
		987,272
Industrial Services — 5.1%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 3/30/29(a)(e)	590,000	587,050
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.57% (SOFR +726 bps), 3/2/29(a)	474,202	412,854
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
LaserShip, Inc., Tranche E Term Loan, 6.057% (SOFR +176 bps), 8/10/29(a)	$696,314	$ 211,944
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 8.721% (SOFR +436 bps), 7/7/28(a)	873,213	744,904
RLG Holdings, LLC, Second Lien Closing Date Initial Term Loan, 11.971% (SOFR +761 bps), 7/6/29(a)(d)	454,443	164,736
		2,121,488
Insurance — 4.6%
Asurion, LLC, New B-4 Term Loan, 9.721% (SOFR +536 bps), 1/20/29(a)	2,056,592	1,929,021
Materials — 7.4%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(b)(d)	91,506	64,503
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.206% (SOFR +785 bps), 11/24/28(a)	1,290,000	1,204,860
LABL, Inc., Initial Dollar Term Loan, 9.456% (SOFR +510 bps), 10/29/28(a)	562,711	508,100
Plastic Partitions Buyer, First Lien Term Loan, 12.00%, 12/20/30(b)(d)	1,330,000	1,330,000
		3,107,463
Media — 9.3%
Auction.com, LLC, Term Loan, 10.252% (SOFR +600 bps), 5/26/28(a)	696,880	630,676
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.471% (SOFR +400 bps), 8/21/28(a)	920,000	916,219
MH Sub I, LLC, Second Lien Term Loan, 10.606% (SOFR +625 bps), 2/23/29(a)	1,609,974	1,404,702
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75%, 4/10/26(b)(d)(f)	1,225,303	962,231
		3,913,828

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 1.7%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30(a)	$730,000	$ 695,325
TOTAL SENIOR LOANS (Cost $20,166,790)		18,692,481
CORPORATE BONDS† — 42.3%
Consumer Discretionary Products — 7.5%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(g)	2,055,000	1,621,891
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(g)	2,231,000	1,533,169
		3,155,060
Consumer Discretionary Services — 4.0%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(g)	1,170,000	1,100,909
Scientific Games Holdings LP, 6.625%, 3/1/30(g)	600,000	578,085
		1,678,994
Financial Services — 0.5%
EZCORP, Inc., 7.375%, 4/1/32(g)	200,000	208,264
Health Care Services — 1.8%
WestStar Tranche A, 4.425%, 7/25/30(b)(d)(f)(g)	601,000	601,000
WestStar Tranche B, 13.00%, 7/25/30(b)(d)(f)(g)	164,000	164,000
		765,000
Industrial Products — 3.1%
Madison IAQ, LLC, 5.875%, 6/30/29(g)	663,000	645,588
SPX Flow, Inc., 8.75%, 4/1/30(g)	620,000	640,340
		1,285,928
Industrial Services — 2.0%
Colca Capital, 15.50%, 5/23/30(b)(d)(f)(g)	840,000	840,000
Insurance — 1.5%
AssuredPartners, Inc., 7.50%, 2/15/32(g)	200,000	213,548
HUB International Ltd., 7.375%, 1/31/32(g)	410,000	427,603
		641,151
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 18.6%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(g)	$3,189,000	$ 3,008,408
Century Aluminum Co., 7.50%, 4/1/28(g)	776,000	790,382
Northwest Acquisitions ULC, 7.125%, 11/1/22(b)(d)(f)(g)(h)	402,000	—
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(g)	1,524,000	1,161,272
Polished Metals Limited LLC, 15.396% (SOFR+430 bps), 4/14/27(a)(b)(d)	1,198,274	1,198,274
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(g)	660,000	652,462
Specialty Steel Holdings, Inc., 14.252%, 11/15/26(a)(b)(d)	990,000	990,000
		7,800,798
Media — 3.3%
GrubHub Holdings, Inc., 5.50%, 7/1/27(g)	1,390,000	1,361,996
TOTAL CORPORATE BONDS (Cost $18,449,190)		17,737,191
ASSET-BACKED SECURITIES — 4.8%
Balboa Bay Loan Funding Ltd., 2023-1A, ERR, 9.725% (SOFR + 540 bps), 4/20/36(a)(g)	1,000,000	1,003,774
RR 26 Ltd., 2023-26A, DR, 8.718% (SOFR + 440 bps), 4/15/38(a)(g)	1,000,000	999,877
TOTAL ASSET-BACKED SECURITIES (Cost $1,992,629)		2,003,651
	Number of Shares
COMMON STOCKS† — 2.2%
Industrial Products — 0.4%
Utex Industries, Inc.(b)(d)*	2,718	153,322
Materials — 1.8%
Arctic Canadian Diamond Co. Ltd.(b)(d)*	134	10,050
Burgundy Diamond Mines Ltd.(d)*	242,800	4,993
Specialty Steel Holdings, Inc.(b)(d)*	6	766,535
		781,578
TOTAL COMMON STOCKS (Cost $1,137,115)		934,900

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
	Number of Shares	Value
PREFERRED STOCKS† — 1.8%
Consumer Discretionary Services — 1.8%
Learning Care Group P/S(b)(d)	397	$ 751,124
TOTAL PREFERRED STOCKS (Cost $435,930)		751,124
	Par Value
WARRANTS† — 0.0%
Consumer Discretionary Services — 0.0%
Learning Care Group Warrant, Strike Price: $0.00, 3/13/30(b)(d)*	$117	—
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(b)(d)*	2,840	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 95.6% (Cost $42,181,654)		40,119,347
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%		1,845,734
NET ASSETS - 100.0%		$41,965,081

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(c)	As of July 31, 2025, the Fund had an unfunded loan commitment of $141,000 with this borrower, which could be extended at the option of the borrower. The unfunded loan commitment, which is not included in the Schedule of Investments, had a market value and unrealized gain of $141,000 and $0, respectively.
(d)	Security is deemed illiquid at July 31, 2025.
(e)	All or a portion of this Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(f)	Security deemed to be restricted as of July 31, 2025. As of July 31, 2025, the fair value of restricted securities in the aggregate was $2,567,231, representing 6.12% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(g)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2025, these securities amounted to $17,552,568 or 41.83% of net assets.
(h)	Security is currently in default.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System.
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2025
(Unaudited)
A. Portfolio Valuation:
The Polen Credit Opportunities Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. The Fund’s fixed income securities and floating rate loans are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Securities that do not have a readily available current market value are valued by the Fund’s investment adviser, Polen Capital Credit, LLC (“Polen Credit" or the “Adviser”), as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Fund’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and determine whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for corporate bonds and senior loans are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Senior Loans
Consumer Discretionary Products	$858,818	$—	$858,818	$—
Financial Services	1,554,548	—	647,035	907,513
Health Care	3,524,718	—	3,524,718	—
Industrial Products	987,272	—	987,272	—
Industrial Services	2,121,488	—	2,121,488	—
Insurance	1,929,021	—	1,929,021	—
Materials	3,107,463	—	1,712,960	1,394,503
Media	3,913,828	—	2,951,597	962,231
Technology Hardware & Semiconductors	695,325	—	695,325	—
Corporate Bonds
Consumer Discretionary Products	3,155,060	—	3,155,060	—
Consumer Discretionary Services	1,678,994	—	1,678,994	—
Financial Services	208,264	—	208,264	—
Health Care Services	765,000	—	—	765,000
Industrial Products	1,285,928	—	1,285,928	—
Industrial Services	840,000	—	—	840,000
Insurance	641,151	—	641,151	—
Materials	7,800,798	—	5,612,524	2,188,274
Media	1,361,996	—	1,361,996	—
Common Stocks
Industrial Products	153,322	—	—	153,322
Materials	781,578	4,993	—	776,585
Preferred Stocks
Consumer Discretionary Services	751,124	—	—	751,124
Asset-Backed Securities	2,003,651	—	2,003,651	—
Warrants
Industrial Products	—	—	—	—*
Consumer Discretionary Services	—	—	—	—*
Total Assets	$40,119,347	$4,993	$31,375,802	$8,738,552

*	Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act . It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of July 31, 2025:
	Security Type	Acquisition Date	Cost	Value
Colca Capital	Corporate Bonds	5/23/2025	$840,000	$840,000
Northwest Acquisitions ULC*	Corporate Bonds	09/26/2019	320,266	—
Sterling Entertainment Enterprises, LLC*	Senior Loans	12/27/2017	1,225,303	962,231
WestStar Tranche A	Corporate Bonds	7/25/2025	589,021	601,000
WestStar Tranche B	Corporate Bonds	7/25/2025	160,729	164,000
				$2,567,231

*	The Fund commenced investment operations on August 28, 2023. Simultaneous with the commencement of the Fund’s investment operations, Polen DDJ Strategic Income Plus Fund, L.P. (the “Predecessor Fund”), a Delaware limited partnership, reorganized with and transferred substantially all its assets and remaining liabilities into the Fund. The acquisition date listed is the original acquisition date by the Predecessor Fund.
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.